SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2019
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS
SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Debt Issuers”, and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Debt Issuers.
On September 10, 2018, the Debt Issuers issued C$500 million of medium-term notes under the Indenture maturing September 11, 2028 in the Canadian bond market with a coupon of 4.2%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.7%.
On April 17, 2017, the Debt Issuers issued C$400 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.0%.
On February 22, 2017, the Debt Issuers issued C$300 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.1%.
As they matured, the Debt Issuers repaid C$400 million of medium-term notes on October 10, 2017 and C$125 million of medium-term notes on October 30, 2018.
These notes are fully and unconditionally guaranteed by our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited (collectively, the “Guarantors”).
The Guarantors will also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Debt Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.

A base shelf prospectus of BIP Investment Corporation (“BIPIC”) dated as of November 23, 2018 provides for the issuance of one or more series of senior preferred shares of BIPIC. The Guarantors will fully and unconditionally guarantee the payment obligations of BIPIC in respect of any senior preferred shares issued by BIPIC under the prospectus.

Each of the Fincos and BIPIC are subsidiaries of our partnership. In the tables below, information relating to the Fincos has been combined. The Fincos have not guaranteed the obligations of BIPIC, nor has BIPIC guaranteed the obligations of the Fincos.

On February 5, 2019, BIPIC issued 4 million Series 1 Senior Preferred Shares at C$25 per share with a quarterly fixed dividend at a rate of 5.85% annually for the initial period ending March 31, 2024. In total, C$100 million or $75 million of gross proceeds were raised, $2 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred. The preferred shares are retractable at the option of the holders and are therefore classified as liabilities.
The following tables set forth consolidated summary financial information for our partnership, the Fincos, and BIPIC:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	Subsidiaries of our partnership other than the Fincos and BIPIC(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$1,685	$1,685
Net income (loss) attributable to partnership(1)	42	—	—	98	(42)	98

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2018
Revenues	$—	$—	$—	$—	$1,044	$1,044
Net income (loss) attributable to partnership(1)	64	—	—	125	(64)	125

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019
Revenues	$—	$—	$—	$—	$3,278	$3,278
Net income (loss) attributable to partnership(1)	36	—	—	128	(36)	128

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018
Revenues	$—	$—	$—	$—	$2,057	$2,057
Net income (loss) attributable to partnership(1)	186	—	—	334	(186)	334

AS OF JUNE 30, 2019
Current assets	$—	$—	$—	$—	$2,816	$2,816
Non-current assets	5,456	—	684	8,253	24,256	38,649
Current liabilities	—	—	—	—	3,978	3,978
Non-current liabilities	—	1,546	76	—	19,632	21,254
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	1,815	1,815
Non-controlling interests – Exchange LP Units	—	—	—	—	21	21
Non-controlling interests – in operating subsidiaries	—	—	—	—	8,918	8,918
Preferred unitholders	—	—	—	—	935	935

AS OF DECEMBER 31, 2018
Current assets	$—	$—	$—	$—	$2,276	$2,276
Non-current assets	5,449	—	568	8,281	20,006	34,304
Current liabilities	—	—	—	—	2,417	2,417
Non-current liabilities	—	1,483	—	—	18,012	19,495
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	1,823	1,823
Non-controlling interests – Exchange LP Units	—	—	—	—	71	71
Non-controlling interests – in operating subsidiaries	—	—	—	—	7,303	7,303
Preferred unitholders	$—	$—	$—	$—	$936	$936

1.	Includes net income attributable to non-controlling interest Redeemable Partnership Units held by Brookfield, Exchange LP unitholders, general partner and limited partners.

2.	Includes investments in all subsidiaries of our partnership under the equity method.

3.
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

4.	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.